Right-of-use assets - Summary of Breakdown for Right-Of-Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 370,470	€ 351,646	€ 459,341
Ending Balance	378,526	370,470	351,646
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	721,849	643,762	673,076
Additions	68,492	148,299	53,784
Disposals	(45,731)	(88,302)	(49,845)
Exchange differences	27,760	36,928	(33,017)
Reclassifications to assets held for sale			(236)
Disposition		(18,838)
Ending Balance	772,370	721,849	643,762
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(351,379)	(292,116)	(213,735)
Amortization	(58,547)	(105,779)	(108,510)
Impairments	(2,764)	(6,486)	(15,716)
Disposals	34,132	75,147	38,363
Exchange differences	(15,286)	(21,168)	7,329
Reclassifications to assets held for sale			153
Disposition		2,233
Reclassifications and other		(3,210)
Ending Balance	(393,844)	(351,379)	(292,116)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	367,922	347,877	455,025
Ending Balance	376,067	367,922	347,877
Land and buildings | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	715,325	636,332	665,738
Additions	67,260	147,372	52,051
Disposals	(44,347)	(86,612)	(48,392)
Exchange differences	27,768	37,071	(32,985)
Reclassifications to assets held for sale			(80)
Disposition		(18,838)
Ending Balance	766,006	715,325	636,332
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(347,403)	(288,455)	(210,713)
Amortization	(57,643)	(103,908)	(106,340)
Impairments	(2,764)	(6,486)	(15,716)
Disposals	33,158	73,546	36,925
Exchange differences	(15,287)	(21,123)	7,309
Reclassifications to assets held for sale			80
Disposition		2,233
Reclassifications and other		(3,210)
Ending Balance	(389,939)	(347,403)	(288,455)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	123	268	338
Ending Balance	63	123	268
Industrial and commercial equipment | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	572	705	616
Additions	2	18	96
Disposals	(25)	(151)	(7)
Exchange differences	0
Ending Balance	549	572	705
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(449)	(437)	(278)
Amortization	(62)	(132)	(166)
Impairments	0
Disposals	25	151	7
Exchange differences	0	(31)
Ending Balance	(486)	(449)	(437)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	87	164	286
Ending Balance	70	87	164
Plant and machinery | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	168	326	326
Additions	0
Disposals	0	(158)
Exchange differences	0
Ending Balance	168	168	326
Plant and machinery | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(81)	(162)	(40)
Amortization	(17)	(73)	(122)
Impairments	0
Disposals	0	155
Exchange differences	0	(1)
Ending Balance	(98)	(81)	(162)
Other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,338	3,337	3,692
Ending Balance	2,326	2,338	3,337
Other tangible assets | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,784	6,399	6,396
Additions	1,230	909	1,637
Disposals	(1,359)	(1,381)	(1,446)
Exchange differences	(8)	(143)	(32)
Reclassifications to assets held for sale			(156)
Ending Balance	5,647	5,784	6,399
Other tangible assets | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(3,446)	(3,062)	(2,704)
Amortization	(825)	(1,666)	(1,882)
Impairments	0
Disposals	949	1,295	1,431
Exchange differences	1	(13)	20
Reclassifications to assets held for sale			73
Ending Balance	€ (3,321)	€ (3,446)	€ (3,062)